Short-Term and Long-Term Debt - Narrative (Details)		1 Months Ended
	Jul. 19, 2019 USD ($)	Jun. 30, 2020 USD ($) vessel subsidiary	Feb. 29, 2020 USD ($) subsidiary building	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt, outstanding balance							$ 1,419,259,000
Flex Aurora
Debt Instrument [Line Items]
Purchase obligation										$ 125,800,000
Flex Artemis
Debt Instrument [Line Items]
Purchase obligation									$ 135,800,000
Flex Resolute
Debt Instrument [Line Items]
Purchase obligation								$ 125,800,000
Flex Freedom
Debt Instrument [Line Items]
Purchase obligation							125,800,000
$250 million Secured Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount					$ 250,000,000
Number of vessel owning subsidiaries | vessel					2
Debt outstanding												$ 125,000,000	$ 125,000,000
Term					5 years
Minimum liquidity requirement, amount of net interest bearing debt					$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)					5.00%
Long-term debt, outstanding balance							230,900,000				$ 242,500,000
$250 million Secured Term Loan Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Book equity ratio					0.25
Undrawn credit lines, remaining term					6 months
$250 million Secured Term Loan Facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)					2.35%
$100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount				$ 100,000,000
Term				5 years
$100 million Secured Term Loan and Revolving Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Face amount				$ 50,000,000
Credit facility, outstanding balance							93,300,000				98,500,000
$100 million Secured Term Loan and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)				2.25%
$100 million Secured Term Loan and Revolving Credit Facility | Secured Debt
Debt Instrument [Line Items]
Face amount				$ 50,000,000
Number of vessel owning subsidiaries | vessel				1
Minimum liquidity requirement, amount of net interest bearing debt				$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)				5.00%
$100 million Secured Term Loan and Revolving Credit Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Book equity ratio				0.25
Undrawn credit lines, remaining term				6 months
$315 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount				$ 315,000,000
$315 Million Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Face amount				$ 315,000,000
Prepaid amount	$ 99,800,000
$629 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount			$ 629,000,000				629,000,000
Number of vessel owning subsidiaries | subsidiary			5
Undrawn credit lines, remaining term			6 months
Minimum liquidity requirement, amount of net interest bearing debt			$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)			5.00%
Number of buildings under financing | building			5
$629 Million Term Loan Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio			0.25
$629 Million Term Loan Facility | Maximum
Debt Instrument [Line Items]
Amount available for drawdown, percent			65.00%
Amount available for drawdown			$ 125,800,000
$629 Million Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance							502,800,000
$629 Million Term Loan Facility | Commercial Loan
Debt Instrument [Line Items]
Face amount			$ 250,000,000							$ 10,000,000
Term			5 years
$629 Million Term Loan Facility | Commercial Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)			2.35%
$629 Million Term Loan Facility | Guaranteed Loan
Debt Instrument [Line Items]
Face amount			$ 189,100,000
Term			6 years
$629 Million Term Loan Facility | Guaranteed Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)			1.20%
$629 Million Term Loan Facility | Direct Loan
Debt Instrument [Line Items]
Face amount			$ 189,900,000
Term			12 years
$629 Million Term Loan Facility | Direct Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)			2.25%
$629 Million Term Loan Facility | Accordion Option | Maximum
Debt Instrument [Line Items]
Face amount			$ 10,000,000
$125 Million Facility
Debt Instrument [Line Items]
Face amount		$ 125,000,000					125,000,000
Number of vessel owning subsidiaries | vessel		1
Basis spread on variable rate (percent)		2.85%
Book equity ratio		0.25
Undrawn credit lines, remaining term		6 months
Minimum liquidity requirement, amount of net interest bearing debt		$ 125,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)		5.00%
$125 Million Facility | Minimum
Debt Instrument [Line Items]
Amount available for drawdown, percent		65.00%
$125 Million Facility | Revolving credit facility
Debt Instrument [Line Items]
Face amount		$ 25,000,000					25,000,000
$125 Million Facility | Secured Debt
Debt Instrument [Line Items]
Face amount		100,000,000
Minimum liquidity requirement, amount of net interest bearing debt		$ 25,000,000
$125 Million Facility | Guaranteed Loan
Debt Instrument [Line Items]
Term		5 years
Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Lease terms						10 years
Gross price						$ 210,000,000
Advance for hire						$ 52,500,000
Net balance under the sale and leaseback agreement							138,800,000				146,400,000
Flex Rainbow Sale and Leaseback | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)						3.50%
Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | vessel					2
Sale price					$ 210,000,000
Consideration transferred					150,000,000
Credits					$ 60,000,000
Charter period					10 years
Sale back consideration					$ 75,000,000
Net outstanding balance under the sale and charterback lease agreement							281,300,000				$ 291,500,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | subsidiary		1
Basis spread on variable rate (percent)		3.20%
Book equity ratio		0.0025
Undrawn credit lines, remaining term		6 months
Minimum liquidity requirement, amount of net interest bearing debt		$ 25,000,000
Sale and Leaseback Agreement, Sale Price		206,500,000
Sale and Leaseback Agreement, Consideration Transferred		156,400,000
Sale and Leaseback Agreement, Advance Hire Adjustment		$ 50,100,000
Sale and Leaseback Agreement, Charter Period		10 years
Sale and Leaseback Agreement, Lease Period		10 years
Sale and Leaseback Agreed Purchase Price		$ 69,500,000
Net outstanding balance under the sale and leaseback lease agreement							$ 154,400,000